Other current financial assets - Summary of Other Financial Assets and Securities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	€ 350,163
Ending balance	340,380	€ 350,163
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	322,326	409,700
Investments	69,922	160,004
Disposals	(98,884)	(249,670)
Fair value adjustments	9,619	2,647
Realized gains/(losses)	1,591	1,007
Exchange rate gains/(losses)	3,958	(1,362)
Ending balance	308,532	322,326
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	27,837	25,205
Investments	0	5,592
Disposals	(2,700)	(3,241)
Fair value adjustments	519	283
Realized gains/(losses)	56	(2)
Exchange rate gains/(losses)	0	0
Ending balance	25,712	27,837
Securities [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	350,163	434,905
Investments	69,922	165,596
Disposals	(101,584)	(252,911)
Fair value adjustments	10,138	2,930
Realized gains/(losses)	1,647	1,005
Exchange rate gains/(losses)	3,958	(1,362)
Ending balance	334,244	350,163
Guarantee Deposits and Others [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	6,136	0
Guarantee Deposits and Others [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Ending balance	0
Guarantee Deposits and Others [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Ending balance	0
Insurance contracts [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	107,188	176,575
Investments	6,232	7,500
Disposals	0	(78,897)
Fair value adjustments	499	1,984
Realized gains/(losses)	0	26
Exchange rate gains/(losses)	0	0
Ending balance	113,919	107,188
Fixed Income [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	93,185
Ending balance	73,972	93,185
Fixed Income [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	88,011	122,070
Investments	24,756	38,580
Disposals	(44,713)	(72,752)
Fair value adjustments	1,271	920
Realized gains/(losses)	(380)	(798)
Exchange rate gains/(losses)	2	(9)
Ending balance	68,947	88,011
Fixed Income [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	5,174	5,326
Investments	0	167
Disposals	(416)	(303)
Fair value adjustments	267	(12)
Realized gains/(losses)	0	(4)
Exchange rate gains/(losses)	0	0
Ending balance	5,025	5,174
Hedge Funds [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	36,511
Ending balance	41,483	36,511
Hedge Funds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	36,511	50,471
Investments	10,396	20,198
Disposals	(7,861)	(35,408)
Fair value adjustments	1,153	420
Realized gains/(losses)	572	1,299
Exchange rate gains/(losses)	712	(469)
Ending balance	41,483	36,511
Hedge Funds [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	0	0
Real Estate Funds [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	29,073
Ending balance	32,898	29,073
Real Estate Funds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	29,073	24,807
Investments	3,826	21,023
Disposals	(2,060)	(15,788)
Fair value adjustments	1,316	(884)
Realized gains/(losses)	109	604
Exchange rate gains/(losses)	634	(689)
Ending balance	32,898	29,073
Real Estate Funds [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	0	0
Equity [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	24,843
Ending balance	25,408	24,843
Equity [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	24,843	15,261
Investments	8,327	27,834
Disposals	(10,236)	(18,024)
Fair value adjustments	1,224	(80)
Realized gains/(losses)	1,011	(124)
Exchange rate gains/(losses)	239	(24)
Ending balance	25,408	24,843
Equity [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	0	0
Private Equity [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	10,583
Ending balance	15,925	10,583
Private Equity [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	10,583	8,256
Investments	4,505	2,845
Disposals	(3,036)	(548)
Fair value adjustments	3,486	201
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	387	(171)
Ending balance	15,925	10,583
Private Equity [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	0	0
Private Debt [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	6,894
Ending balance	7,945	6,894
Private Debt [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	6,894	2,006
Investments	401	4,802
Disposals	0	0
Fair value adjustments	650	86
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	0	0
Ending balance	7,945	6,894
Private Debt [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	0
Ending balance	0	0
Money Market Funds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	19,223	10,254
Investments	11,479	37,222
Disposals	(30,978)	(28,253)
Fair value adjustments	20	0
Realized gains/(losses)	279	0
Exchange rate gains/(losses)	1,984	0
Ending balance	2,007	19,223
Floating Income [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Other Current Financial Assets [Line Items]
Beginning balance	22,663	19,879
Investments	0	5,425
Disposals	(2,284)	(2,938)
Fair value adjustments	252	295
Realized gains/(losses)	56	2
Exchange rate gains/(losses)	0	0
Ending balance	€ 20,687	€ 22,663